Long-Term Deposits	12 Months Ended
Dec. 31, 2025
Long-Term Deposits [Abstract]
LONG-TERM DEPOSITS	9. LONG-TERM DEPOSITS Long-term deposits as of December 31, 2025 and 2024 consisted of:
	December 31, 2025	December 31, 2024
Rental deposits	$—	$71,823
	$—	$71,823